NOTE 6 – RELATED PARTY TRANSACTIONS	6 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
NOTE 6 – RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

Alterola neither owns nor leases any real or personal property. An officer has provided office space without charge. There is no obligation for the officer to continue this arrangement. Such costs are immaterial to the financial statements and accordingly are not reflected herein. The officers and directors are involved in other business activities and most likely will become involved in other business activities in the future.

During the period ended December 31, 2021, a shareholder made advances to the company to fund operating expenses in the amount of $101,358. These advances are non – interest bearing and have no specified terms of repayment.

During the period ended December 31, 2021, the Company accrued director’s fees payable of $330,000.

ALTEROLA BIOTECH, INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021

Transitional Period [Member]
NOTE 6 – RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

Alterola neither owns nor leases any real or personal property. An officer has provided office space without charge. There is no obligation for the officer to continue this arrangement. Such costs are immaterial to the financial statements and accordingly are not reflected herein. The officers and directors are involved in other business activities and most likely will become involved in other business activities in the future.

During the period ended March 31, 2021, a shareholder made advances to the company to fund operating expenses in the amount of $50,000. These advances are non – interest bearing and have no specified terms of repayment.

During the period ended March 31, 2021, the Company accrued director’s fees payable of $330,000.